PRO FORMA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
PRO FORMA INFORMATION
schedule of the unaudited pro forma combined results
December 31, 2021
(unaudited)

Revenue	$6,771,946

Net Loss attributable to Common Stockholders	(5,217,917)

Weighted average common shares outstanding	146,726,959
Basic and diluted loss per common share	$(0.04)
Effective income tax rate	21%